Significant Agreements	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Significant Agreements

5. Significant Agreements

Development and Commercialization Agreement with Cipla Technologies LLC (“Cipla”)

On April 15, 2019, the Company entered into a Development and Commercialization Agreement (the “Cipla Agreement”) with Cipla for the co-development and commercialization, on a worldwide exclusive basis, of PUR1900, the Company’s inhaled iSPERSE™ drug delivery system (the “Product”) enabled formulation of the antifungal drug itraconazole, which is only available as an oral drug, for the treatment of all pulmonary indications, including allergic bronchopulmonary aspergillosis (“ABPA”) in patients with asthma. The Company entered into an amendment to the Cipla Agreement on November 8, 2021 (the “Second Amendment”) and a subsequent amendment on January 6, 2024 (the “Third Amendment”). All references to the Cipla Agreement herein refer to the Cipla Agreement, as amended.

The Company received a non-refundable upfront payment of $22.0 million (the “Upfront Payment”) under the Cipla Agreement. Upon receipt of the Upfront Payment, the Company irrevocably assigned to Cipla the following assets, solely to the extent that each covers the Product in connection with any treatment, prevention, and/or diagnosis of diseases of the pulmonary system (“Pulmonary Indications”): all existing and future technologies, current and future drug master files, dossiers, third-party contracts, regulatory filings, regulatory materials and regulatory approvals, patents, and intellectual property rights, as well as any other associated rights and assets directly related to the Product, specifically in relation to Pulmonary Indications (collectively, the “Assigned Assets”), excluding most specifically the Company’s iSPERSE™ technology. A portion of the Upfront Payment was deposited by the Company into a bank account, along with an equal amount from the Company, and was dedicated to the development of the Product (the “Initial Development Funding”). The Initial Development Funding was depleted during the year ended December 31, 2021, at which point the Company and Cipla each became responsible for a portion of the development costs actually incurred as described below (the “Co-Development Phase”).

Pursuant to the Second Amendment, the Company and Cipla were each responsible for 60% and 40%, respectively, of the Company’s overhead costs and the time spent by the Company’s employees and consultants on development of the Product (“Direct Costs”). The Company shared all other development costs with Cipla that were not Direct Costs, such as the cost of clinical research organizations, manufacturing costs and other third-party costs, on a 50/50 basis.

Pursuant to the Third Amendment, the Company and Cipla agreed that, during the period commencing on January 6, 2024 and ending July 30, 2024 (the “Wind Down Period”), the Company would complete all Phase 2b activities, assign or license all patents to Cipla and their registration with the appropriate authorities in regions other than the United States, complete a physical and demonstrable technology transfer and secure all data from the Phase 2b study for inclusion in the safety database. The Company shared costs with Cipla during the Wind Down Period in the same proportions in effect with the Second Amendment discussed above, but subject to a maximum reimbursement amount by Cipla as approved by the joint steering committee. The Company completed all Phase 2b activities by the end of the Wind Down Period.

Accounting Treatment

The Company originally concluded that because both it and Cipla are active participants in the arrangement and are exposed to the significant risks and rewards of the collaboration, the Company’s collaboration with Cipla is within the scope of ASC 808. The Company concluded that Cipla is a customer since they contracted with the Company to obtain research and development services and a license to the Assigned Assets, each of which is an output of the Company’s ordinary activities, in exchange for consideration. Therefore, the Company has applied the guidance in ASC 606 to account for the research and development services and a license within the contract. The Company determined that the research and development services and license to the Assigned Assets are considered highly interdependent and highly interrelated and therefore are considered a single combined performance obligation because Cipla cannot benefit from the license without the performance by the Company of the research and development services. Such research and development services are highly specialized and proprietary to the Company and therefore not available to Cipla from any other third party.

The Company initially determined the total transaction price to be $22.0 million – comprised of $12.0 million for research and development services for the Product and $10.0 million for the irrevocable license to the Assigned Assets. Any consideration related to the Co-Development Phase was not initially included in the transaction price as such amounts were subject to the variable consideration constraint. Additionally, the Company has fully constrained any transaction price that might be realized upon commercialization.

Revenue is recognized for the Cipla Agreement as the research and development services are provided using an input method, according to the ratio of costs incurred to the total costs expected to be incurred in the future to satisfy the Company’s obligations. In management’s judgment, this input method is the best measure of the transfer of control of the combined performance obligation. The amounts received that have not yet been recognized as revenue are recorded in deferred revenue on the Company’s consolidated balance sheets, with amounts expected to be recognized in the next 12 months recorded as current.

The Company concluded that the Third Amendment is a contract modification that should be accounted for as part of the existing contract. During the years ended December 31, 2025 and 2024, the Company recognized $0 and $6.9 million, respectively, in revenue related to the research and development services and irrevocable license to the Assigned Assets in the Company’s consolidated statements of operations. The revenue recognized during the year ended December 31, 2024 was primarily associated with the cumulative catch-up recorded as a result of the contract modification, that had been included in deferred revenue at the beginning of that period. As of December 31, 2025, all of the Company’s performance obligations under the Cipla Agreement have been satisfied.

Agreements with MannKind Corporation (“MannKind”)

On May 28, 2024, the Company executed certain agreements with MannKind and the Company’s landlord (collectively, the “MannKind Transaction”), all of which closed during July 2024. The agreements with MannKind included a Bill of Sale and Assignment Agreement (the “Bill of Sale”) with respect to the assignment of the Company’s rental facility at 36 Crosby Drive, Bedford, Massachusetts (the “Bedford Facility”) to MannKind along with the transfer of all leasehold improvements, laboratory equipment and other related personal property. In connection with the assignment of the Bedford Facility, the Company, MannKind and Cobalt Propco 2020, LLC (the “Landlord”) entered into an Amendment to Lease and Consent to Assignment of Lease (the “Lease Assignment Agreement”) pursuant to that certain Lease Agreement, dated as of January 7, 2022 (the “Lease Agreement”), by and between the Company and the Landlord. Pursuant to the Lease Assignment Agreement, MannKind assumed all of the Company’s obligations under the Lease Agreement, including all rent and other payments.

In connection with these transactions, the Company and MannKind entered into an Intellectual Property Cross License Agreement (the “Cross License Agreement”). Pursuant to the Cross License Agreement, the Company granted to MannKind (i) an exclusive license to develop, use, manufacture, market, offer and sell iSPERSE formulations of Clofazimine, (ii) an exclusive license to develop, use, manufacture, market, offer and sell formulations of iSPERSE with one more active pharmaceutical ingredients for the treatment of nontuberculous mycobacteria lung disease in humans, (iii) an exclusive license to develop, use, manufacture, market, offer and sell iSPERSE formulations of insulin, (iv) a non-exclusive license to develop, use, manufacture, market, offer and sell formulations of iSPERSE with one more active pharmaceutical ingredients for the treatment of endocrine disease in humans, and (v) a non-exclusive license to develop, use, manufacture, market, offer and sell formulations of iSPERSE with one more active pharmaceutical ingredients for the treatment of interstitial lung diseases (including IPF, PPF and other related lung diseases) in humans (collectively, the “Out-License”).

Additionally, pursuant to the Cross License Agreement, MannKind granted to the Company (i) the exclusive right to develop, use, manufacture, market, offer and sell its single-use disposable dry powder inhaler (including all modifications or improvement thereto made by or on behalf of the Company, the “Cricket Device”) for the inhaled delivery of dihydroergotamine in any formulation whatsoever, including the Company’s PUR3100 treatment of acute migraine and (ii) a non-exclusive license to develop, use, manufacture, market, offer and sell the Cricket Device for the inhaled delivery of one more active pharmaceutical ingredients formulated with iSPERSE for the treatment of neurological disease in humans (collectively, the “In-License”).

Additionally, pursuant to the Master Services Agreement, by and between the Company and MannKind, MannKind shall provide certain development services to the Company, including but not limited to, activities to develop a dry powder formulation of the active pharmaceutical ingredient that the Company provides to MannKind for oral inhalation using iSPERSE.

To maintain continuity of iSPERSE platform knowledge, MannKind hired certain members of the Company’s research and development staff in July 2024.

Accounting Treatment

The Company determined that the MannKind Transaction represents a combined agreement for accounting purposes, as the individual components have the same overall commercial objectives and the consideration under each component is dependent on the other components.

The consideration due to the Company in the MannKind Transaction consists solely of the non-cash consideration in the form of the In-License. The fair value of the non-cash consideration received should be allocated to the other components of the MannKind Transaction to determine the consideration received for the other components. The Company determined that the fair value of the In-License is immaterial given that adequate alternative inhaler devices are already available on the market (and indeed, the Company has already established use of another third-party inhalation device in their PUR3100 Phase 1 trial that performed well as a DHE delivery device as reported in a peer-reviewed publication), and considering optional purchases of Cricket Devices are at market prices. Accordingly, the consideration allocated to other components of the MannKind Transaction was immaterial.

During the year ended December 31, 2024, the Company accounted for the Lease Assignment Agreement upon execution as a lease modification that reduced the lease term to the assignment date in July 2024. Accordingly, the Company remeasured its operating lease liability as of the modification date to reflect the decrease in fixed lease payments, with the amount of the remeasurement, $8.4 million, adjusted by a corresponding reduction to the right-of-use asset.

The Company determined that its operating lease right-of-use asset and property and equipment subject to the Bill of Sale represented a disposal group. The Company recorded a full write-down of the disposal group’s carrying value in the amount of $2.6 million during the year ended December 31, 2025.

Concurrent with the closing of the MannKind Transaction, the Company terminated and MannKind hired the majority of the Company’s research and development employees, representing approximately two-thirds of the Company’s workforce at the time. The Company agreed to provide termination benefits to these employees, which was fully paid during the year ended December 31, 2024.